Shareholder Report, Line Graph (Details) 199374_US Global Sea to Sky Cargo ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2022	Dec. 31, 2025
US Global Sea to Sky Cargo ETF
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. Global Sea to Sky Cargo ETF NAV
Accumulated Value	$ 9,983	$ 9,775	$ 8,208	$ 10,000	$ 11,717
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	13,587	10,868	8,606	10,000	$ 16,016
U.S. Global Sea to Sky Cargo Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. Global Sea to Sky Cargo Index
Accumulated Value	$ 10,644	$ 10,207	$ 8,295	$ 10,000	$ 12,785